Taxation (Tables)	12 Months Ended
Jun. 30, 2025
Taxation [Abstract]
Schedule of Effective Tax Rate

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the year ended June 30,
	2025	2024	2023
Income tax expense computed at applicable tax rates (25%)	25.0%	25.0%	25.0%
Effect of PRC preferential tax rate and tax exemption	(50.6)%	(16.0)%	(66.0)%
Non-deductible expenses	(3.9)%	(0.6)%	18.0%
Utilization of tax losses from prior years	23.0%	-
Change of valuation allowance	14.5%	(31.9)%	38.6%
Effective tax rate	8.0%	(23.5)%	15.6%

Schedule of Provisions for Income Taxes

Significant components of the provision for income taxes are as follows:

	For the years ended June 30,
	2025	2024	2023
Current income tax expense	$(236,009)	$142,286	$38,075
Deferred tax expense	(4)	154	—
Income tax provision	$(236,013)	$142,440	$38,075

Schedule of Deferred Tax Assets

The following table presents the significant components of the Company’s deferred tax assets for the periods presented:

	As of June 30,
	2025	2024
Deferred tax assets
Net operating loss carryforwards	$343,406	$776,310
Allowance for credit losses	42	6
Less: valuation allowance	(343,448)	(776,316)
Total deferred tax assets	$—	$—

Deferred tax liabilities
Operating lease liabilities	$(377)	$(748)
Right-of-use assets	526	902
Total deferred tax liabilities	$149	$154